TRADE AND OTHER PAYABLES (Details) - USD ($) $ in Thousands	Dec. 31, 2025	Dec. 31, 2024
Notes and other explanatory information [abstract]
Trade accounts payable to suppliers	$ 111,350	$ 69,565
Other taxes payables	30,971	15,820
Accrued liabilities to suppliers	43,903	12,682
Contract liability	3,390
Total accounts payable	$ 189,614	$ 98,067